Other Income	12 Months Ended
Mar. 31, 2023
Disclosure Of Other Income [Abstract]
Other Income
12)
OTHER INCOME

	For the year ended March 31
Particulars	2021	2022	2023
Government grant received	1,167	525	117
Gain on discontinuation of equity accounted investment (refer note 8 (a) and (b))	—	2,251	2,017
Gain on lease modification	1,912	417	100
Excess provision written back	593	272	344
Net gain on de-recognition of property, plant and equipment	—	6	177
Others	—	19	43
Total	3,672	3,490	2,798